Note 23 - Cash and Cash Equivalents - Exposure to Risk (Details) - Dec. 31, 2024 $ in Millions, $ in Millions	USD ($)	ZWL ($)
Overdraft facility of Stanbic Bank, ZiG [member]
Statement Line Items [Line Items]
Principal value		$ 6.7
Overdraft facility of Stanbic Bank, USD [member]
Statement Line Items [Line Items]
Principal value	$ 4.0
Balance drawn	1.5
Term loans, CABS Bank, one [member]
Statement Line Items [Line Items]
Principal value	0.8
Balance drawn	0.7
Overdraft facility of Ecobank [member]
Statement Line Items [Line Items]
Principal value	6.0
Balance drawn	4.4
Nedbank Zimbabwe [member]
Statement Line Items [Line Items]
Principal value	7.0
Balance drawn	6.3
Letter of credit, Stanbic Bank [member]
Statement Line Items [Line Items]
Principal value	$ 2.5